STOCKHOLDERS' EQUITY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common Stock, Shares Authorized	1,000,000	1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.002	$ 0.002
Stock Repurchased and Retired During Period, Shares	75,000